July 30, 2018

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	The Guardian Separate Account N – Pre-Effective Amendment No. 2 to the Registration Statement on Form N-6 for Flexible Solutions® VUL (2018)
(File Nos. 811-09725; 333-222952)

Commissioners:

On behalf of The Guardian Separate Account N (the “Account”), and The Guardian Insurance & Annuity Company, Inc. (“GIAC”) transmitted herewith for filing under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) is the pre-effective amendment No. 2 to the registration statement on Form N-6 (the “Registration Statement”) for certain variable life insurance policies (File No. 333-222952).

This Pre-Effective Amendment No. 2 is being filed pursuant to the 1933 Act and includes any exhibits and certain other information not included in the initial Registration Statement or in Pre-Effective Amendment No. 1 (specifically, the following exhibits: reinsurance agreement amendment, consent of legal counsel, opinion and consent of actuarial officers, and the consent of auditors).

Simultaneous with this filing, we are filing acceleration requests seeking acceleration of the effective date to August 6, 2018.

Questions or comments regarding this Pre-Effective Amendment No. 2 should be directed to the undersigned.

Sincerely,

/s/ Sheri L. Kocen
Sheri L. Kocen
Second Vice President and Counsel
The Guardian Life Insurance Company of America
7 Hanover Square
New York City, NY 10004 (212) 598-7469
(212) 919-2691 (fax) sheri_kocen@glic.com